Contingencies and Commitments (FY) (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) Brand	Jun. 30, 2019 USD ($)	Sep. 30, 2019 USD ($) Brand	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)
Operating Leases [Abstract]
Rent expense	$ 3,200	$ 2,600	$ 9,300	$ 7,200
Major Vendors [Abstract]
Number of top brands | Brand			10
Sales Revenue [Member]
Major Vendors [Abstract]
Concentration risk percentage	43.70%	41.00%	40.90%	40.60%
OneWater LLC [Member]
Operating Leases [Abstract]
Rent expense					$ 10,100	$ 8,000	$ 6,000
Future Minimum Lease Payments Under The Noncancelable Leases [Abstract]
2020					10,261
2021					9,407
2022					8,799
2023					8,473
2024					8,317
Thereafter					55,793
Total					101,050
Sale and Leaseback [Abstract]
Deferred gain on sale and leaseback					1,700
Loss on sale and leaseback					(1,400)
Proceeds from sales and leaseback					15,600
Acquisition Contingent Consideration [Abstract]
Contingent consideration					$ 0
Major Vendors [Abstract]
Number of top brands | Brand					10
OneWater LLC [Member] | Sales Revenue [Member]
Major Vendors [Abstract]
Concentration risk percentage					40.40%	40.00%	44.70%
OneWater LLC [Member] | Texas Marine [Member]
Acquisition Contingent Consideration [Abstract]
Contingent consideration						$ 2,600
OneWater LLC [Member] | Grande Yachts [Member]
Acquisition Contingent Consideration [Abstract]
Contingent consideration						$ 900